INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Non-current deferred tax assets:
Net operating loss carry forward	¥ 26,547	¥ 18,214
Impairment on inventory	9,420	10,626
Others	9,292	11,344
Non-current deferred income tax assets	45,259	40,184
Valuation allowances	(45,259)	(40,184)
Net non-current deferred income tax assets	¥ 0	¥ 0